Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Aug. 04, 2017
Registrant Name	Brown Advisory Funds
Central Index Key	0001548609
Amendment Flag	false
Document Creation Date	Aug. 04, 2017
Document Effective Date	Aug. 07, 2017
Prospectus Date	Aug. 07, 2017
Brown Advisory Sustainable Bond Fund | Investor Shares
Prospectus:
Trading Symbol	BASBX